Other accounts payable - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other accounts payable [Line Items]
Interest and penalties of disputed mining royalties	$ 18.8	$ 16.5
Withholding income tax	3.7	7.7
Pension funds	2.5	2.3
Other employee related payables	$ 1.0	$ 1.4